T. ROWE PRICE Tax-Free Income Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.2%
ALABAMA  1.2%
Alabama Corrections Institution Fin. Auth., 5.25%, 7/1/47  5,000 5,411
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  4,140 4,192
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  4,330 4,667
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  3,900 4,139
Black Belt Energy Gas Dist., Series D-1, VRDN, 5.50%, 6/1/49
(Tender 2/1/29)  7,080 7,562
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (1) 3,280 3,353
29,324
ALASKA  0.2%
Alaska Int'l. Airports System, Series B, 5.00%, 10/1/35  3,945 3,990
3,990
ARIZONA  1.2%
Arizona HFA, Banner Health, Series B, FRN, 100% of
SPMUV7DY + 0.81%, 4.08%, 1/1/37  1,500 1,464
Arizona IDA, Equitable School Revolving Fund, Series A,
5.00%, 11/1/54  1,700 1,827
Maricopa County IDA, Banner Health, Series 2019E, 3.00%,
1/1/49  4,300 3,591
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/59  1,070 1,078
Salt River Project Agricultural Improvement & Power Dist.,
Series A, 5.00%, 1/1/47  12,325 13,571
Salt River Project Agricultural Improvement & Power Dist.,
Series B, 5.25%, 1/1/53  6,000 6,693
28,224
CALIFORNIA  6.2%
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 7/1/53 (Tender 8/1/29)  8,580 9,095
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  1,850 1,965
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,035 3,375
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender
3/1/31)  11,505 12,381
California County Tobacco Securitization Agency, Series A,
4.00%, 6/1/38  275 278

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/31  1,335 1,359
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32  1,065 1,084
California HFFA, Kaiser Permanente, Series A-2, 5.00%,
11/1/47  17,250 20,769
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  853 883
California Infrastructure & Economic Dev. Bank, 4.00%, 10/1/43  7,465 7,747
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 3.88%, 12/1/50 (Tender 6/1/26)  775 772
California Municipal Fin. Auth., Series A, COP, 5.25%,
11/1/52 (2) 940 1,005
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/49 (1) 1,525 1,499
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (1) 410 408
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/39 (1) 900 906
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32 (3) 1,425 1,647
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  2,765 3,036
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  5,500 5,663
California School Fin. Auth., New Designs Charter School,
5.00%, 6/1/30 (1) 1,195 1,226
California State Univ., Series C, 4.00%, 11/1/45  5,065 5,123
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (1) 3,300 3,398
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (1) 5,330 5,385
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (1) 3,000 3,110
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (2) 5,060 4,583
CSCDA Community Improvement Auth., Link Glendala Social
Bonds, Series A-2, 4.00%, 7/1/56 (1) 3,320 2,639
CSCDA Community Improvement Auth., Oceanaire Long Beach
Social Bonds, Series A-2, 4.00%, 9/1/56 (1) 2,000 1,581
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  12,000 1,342
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37  4,600 4,633
Irvine Fac. Fin. Auth., Series A, 5.25%, 9/1/53 (4) 4,000 4,488
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series D, 5.00%, 3/1/57  3,215 3,278
Long Beach Marina System, 5.00%, 5/15/35  1,000 1,005
Long Beach Marina System, 5.00%, 5/15/40  2,500 2,510

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Los Angeles Dept. of Water & Power Water System Revenue,
Series D, 5.00%, 7/1/52  5,000 5,496
Regents of the Univ. of California, Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  6,250 5,898
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,925 3,002
Sacramento County Airport, Series B, 5.00%, 7/1/41  3,325 3,413
San Diego County Regional Airport Auth., Series A, 4.00%,
7/1/51  5,700 5,706
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  4,645 4,686
146,374
COLORADO  3.1%
Colorado, COP, 6.00%, 12/15/40  4,850 5,796
Colorado, COP, 6.00%, 12/15/41  6,800 8,079
Colorado Bridge & Tunnel Enterprise, Series A, 5.50%,
12/1/54 (2) 3,600 4,076
Colorado HFA, Adventist Health System, Series A, 5.00%,
11/15/48  5,000 5,175
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  690 690
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  1,870 1,870
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  6,880 6,881
Denver City & County Airport, Series B, 5.00%, 12/1/48  10,000 10,386
Denver Convention Center Hotel Auth., 5.00%, 12/1/34  3,500 3,565
Denver Convention Center Hotel Auth., 5.00%, 12/1/36  2,000 2,030
Denver Convention Center Hotel Auth., 5.00%, 12/1/40  17,540 17,751
Univ. of Colorado Hosp. Auth., VRDN, 3.15%, 11/15/35  3,000 3,000
Univ. of Colorado Hosp. Auth., VRDN, 3.15%, 11/15/39  3,200 3,200
72,499
CONNECTICUT  0.5%
Connecticut, Series B, GO, 3.00%, 1/15/42 (4) 5,000 4,526
Connecticut, Series E, GO, 5.00%, 9/15/34  3,250 3,472
Connecticut Housing Fin. Auth., Series R, 6.00%, 11/15/54  2,980 3,249
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK) (5)(6)(7) 2,878 662
11,909
DELAWARE  1.1%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  6,185 6,306
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  3,065 3,118
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  6,500 6,869

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Delaware Transportation Auth., 3.00%, 7/1/44 (8) 8,000 7,074
Univ. of Delaware, Series A, 5.00%, 11/1/43  895 1,060
Univ. of Delaware, Series A, 5.00%, 11/1/45  500 592
25,019
DISTRICT OF COLUMBIA  3.5%
District of Columbia, Series D, GO, 5.00%, 6/1/42  3,000 3,104
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  515 521
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  515 517
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  4,680 4,514
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  9,350 10,294
Washington Convention & Sports Auth., Series A, 4.00%,
10/1/36  500 511
Washington Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/30  3,200 3,379
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/46  11,300 11,351
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  15,200 17,058
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  12,000 12,421
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 4.375%, 7/15/59  4,975 5,070
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/59  11,950 13,182
81,922
FLORIDA  4.3%
Alachua County HFA, East Ridge Retirement Village, 6.25%,
11/15/44 (5)(7) 4,500 2,925
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/31  500 531
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/32  750 793
Central Florida Expressway Auth., 5.00%, 7/1/39  7,475 7,779
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34
(Prerefunded 7/1/26) (9) 3,700 3,828
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  2,000 2,081
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 5.00%, 6/1/48 (1) 5,075 4,758
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (1) 3,600 3,306

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
JEA Water & Sewer System Revenue, Series A, 5.50%, 10/1/54  2,000 2,248
Manatee County, 5.50%, 10/1/53  10,000 11,306
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%,
4/1/40  10,700 10,764
Orange County HFA, Orlando Health Obligated Group, 4.00%,
10/1/52  6,185 6,054
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/39  1,125 1,255
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/53  1,700 1,809
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  4,175 4,273
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp.,
5.00%, 7/1/41  10,000 10,472
South Miami HFA, Baptist Health, 5.00%, 8/15/37  11,000 11,410
Tampa, Series A, Zero Coupon, 9/1/34  900 616
Tampa, Series A, Zero Coupon, 9/1/35  750 491
Tampa, Series A, Zero Coupon, 9/1/38  1,000 570
Tampa, Series A, Zero Coupon, 9/1/39  850 460
Tampa, Series A, Zero Coupon, 9/1/40  1,000 514
Tampa-Hillsborough County Expressway Auth., 5.00%, 7/1/47  12,000 12,289
100,532
GEORGIA  8.2%
Atlanta Airport Passenger Fac. Charge, Series C, 5.00%, 7/1/40  10,000 11,121
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (5)(7) 800 360
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (5)(7) 5,095 2,293
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 0.00%, 12/15/48 (1) 2,389 2,058
Augusta Water & Sewer, Wastewater, 4.00%, 10/1/49 (4) 1,000 1,000
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 3.00%, 7/1/46  2,775 2,336
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 4.00%, 7/1/49  4,485 4,458
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
3.30%, 7/1/49  1,250 1,250
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
4.00%, 4/1/52  5,000 4,914
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.125%, 4/1/53  4,925 5,286
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.75%, 4/1/53  14,650 16,610
Coweta County Water & Sewage Auth., 4.25%, 6/1/57  900 908
Coweta County Water & Sewage Auth., 5.00%, 6/1/54  1,280 1,397

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Dev. Auth. of Appling County, Georgia Power Company Plant
Hatch Project, VRDN, PCR, 3.40%, 9/1/41  3,900 3,900
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/38  1,250 1,341
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/39  1,165 1,246
Fulton County Dev. Auth., Piedmont Healthcare Project,
Series A, 4.00%, 7/1/49  11,335 11,127
Fulton County Dev. Auth., WellStar Health System, Series A,
RAC, 5.00%, 4/1/47  2,750 2,799
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  5,250 5,334
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  5,150 5,365
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 5.00%, 2/15/35  2,310 2,385
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series B, 5.50%, 2/15/42  3,245 3,398
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  3,600 3,640
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  14,265 13,287
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (1) 3,340 3,279
Georgia Housing & Fin. Auth., 3.60%, 12/1/44  4,000 3,740
Georgia Housing & Fin. Auth., Series A, 4.60%, 12/1/53  4,000 4,072
Georgia Housing & Fin. Auth., Series C, 4.40%, 12/1/44  3,000 3,062
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/50  5,080 4,111
Main Street Natural Gas, Series A, 5.00%, 5/15/31  4,000 4,177
Main Street Natural Gas, Series A, 5.00%, 5/15/32  2,500 2,606
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  3,100 3,143
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  1,750 1,901
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  1,800 1,929
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, 5.50%, 9/15/25  6,000 6,080
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  3,450 3,658
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  7,940 8,008
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  3,210 3,255
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 5.00%, 12/1/54 (Tender 12/1/31)  4,510 4,832

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, 5.00%, 1/1/56  6,795 6,960
Municipal Electric Auth. of Georgia, 5.00%, 1/1/56 (2) 3,315 3,406
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/59  4,000 4,089
Municipal Electric Auth. of Georgia, Series A, 5.00%, 7/1/64 (2) 1,000 1,056
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49  2,610 2,683
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/56  1,930 1,995
Municipal Electric Auth. of Georgia, Project One Subordinated
Bonds, Series A, 5.25%, 1/1/49  1,350 1,483
Municipal Electric Auth. of Georgia, Project One Subordinated
Bonds, Series A, 5.25%, 1/1/54 (4) 3,250 3,554
Senoia Dev. Auth., Coweta Charter Academy Project, Series A,
6.50%, 7/1/54 (1) 2,735 2,697
193,589
IDAHO  0.1%
Idaho HFA, Saint Luke's Health System, Series A, 5.00%,
3/1/34  2,100 2,101
2,101
ILLINOIS  5.7%
Chicago, Series A, GO, 5.50%, 1/1/49  1,850 1,905
Chicago O'Hare Int'l. Airport, Series B, 4.50%, 1/1/56  22,690 23,015
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/48  4,000 4,156
Chicago O'Hare Int'l. Airport, Series B, 5.50%, 1/1/59  7,500 8,355
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/47  10,775 10,981
Illinois, GO, 5.50%, 5/1/25  1,505 1,519
Illinois, GO, 5.50%, 5/1/26  1,350 1,395
Illinois, Series A, GO, 5.00%, 10/1/31  1,500 1,584
Illinois, Series A, GO, 5.00%, 3/1/33  1,500 1,659
Illinois, Series A, GO, 5.50%, 3/1/42  2,250 2,488
Illinois, Series B, GO, 5.00%, 3/1/25  2,375 2,385
Illinois, Series B, GO, 5.00%, 10/1/31  2,000 2,112
Illinois, Series B, GO, 5.00%, 10/1/32  1,750 1,842
Illinois, Series B, GO, 5.50%, 5/1/47  4,350 4,742
Illinois, Series C, GO, 5.00%, 11/1/29  4,530 4,738
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/34  515 535
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/36  750 777
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/41  3,040 3,114
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series B,
VRDN, 3.10%, 7/15/55  1,700 1,700
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series C,
VRDN, 3.10%, 7/15/55  1,700 1,700
Illinois Housing Dev. Auth., Series H, 5.75%, 10/1/53  4,490 4,817

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Illinois State Toll Highway Auth., Series A, 5.25%, 1/1/45  6,875 7,700
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  2,850 2,953
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40  1,725 913
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, 5.00%, 6/15/29  650 682
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 6/15/37 (10) 11,870 7,356
Metropolitan Pier & Exposition Auth., McCormick Place,
Series B, Zero Coupon, 12/15/41  10,000 4,930
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/28
(Prerefunded 6/1/26) (9) 1,310 1,349
Regional Transportation Auth., Series A, 5.75%, 6/1/34 (2) 5,250 6,103
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (10) 15,000 17,603
135,108
INDIANA  0.3%
Indiana Fin. Auth. Depauw Univ., Series A, 5.50%, 7/1/52  5,000 5,284
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30  1,375 1,418
6,702
KANSAS  0.2%
Overland Park Sales Tax Revenue, Bluhawk Star Bond Project,
Series A, 6.50%, 11/15/42 (1) 4,025 4,160
4,160
KENTUCKY  2.2%
Kentucky Economic DFA, Louisville Arena Auth., Series A,
5.00%, 12/1/45 (2) 1,000 1,035
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/36  4,050 3,792
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  1,900 1,603
Kentucky Economic DFA, Masonic Homes of Kentucky,
5.375%, 11/15/32  2,000 1,907
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  1,290 1,316
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  850 862
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  4,525 4,570
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  6,780 6,794
Kentucky Economic DFA, Owensboro Medical Health, Series B,
5.00%, 6/1/40  2,200 2,235

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Kentucky Public Energy Auth., Series A, VRDN, 5.00%, 5/1/55  5,750 6,108
Kentucky Public Energy Auth., Series A-1, VRDN, 5.25%,
4/1/54 (Tender 2/1/32)  3,825 4,154
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  7,225 7,772
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  8,760 8,899
51,047
LOUISIANA  1.4%
Jefferson Sales Tax Dist., Series B, 5.00%, 12/1/42 (2) 7,500 7,753
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/38  750 771
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  2,775 2,834
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/48  9,210 9,370
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (1) 4,450 4,494
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%,
6/1/37 (Tender 7/1/26)  4,600 4,640
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)  1,500 1,471
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  1,150 1,131
32,464
MARYLAND  6.5%
Anne County Arundel, Consolidated Water & Sewer, GO,
4.00%, 10/1/52  5,000 5,032
Anne County Arundel, Consolidated Water & Sewer, GO,
5.00%, 4/1/43  2,435 2,753
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  7,000 7,037
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,000 1,004
Baltimore City, Harbor Point Project, 5.125%, 6/1/43  2,500 2,513
Frederick County, Series C, 4.00%, 7/1/50 (1) 3,185 2,938
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  590 605
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  395 404
Maryland CDA, 5.05%, 3/1/47  5,000 5,200
Maryland CDA, Series C, 5.75%, 9/1/54  1,980 2,122
Maryland Dept. of Housing & Community Dev., Series C,
6.25%, 9/1/55  3,875 4,374
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/54 (2) 3,000 3,166
Maryland Economic Dev., College Park Leonardtown Project,
5.25%, 7/1/64 (2) 2,000 2,138

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  1,700 1,747
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  650 569
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  1,500 1,575
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  2,655 2,728
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  11,135 11,318
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/54  1,000 1,080
Maryland HHEFA, LifeBridge Health, 5.25%, 7/1/54  2,695 2,960
Maryland HHEFA, MedStar Health, 5.00%, 8/15/32  6,880 6,901
Maryland HHEFA, MedStar Health, Series A, 4.00%, 5/15/47  2,000 2,000
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  8,980 9,209
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  2,010 2,028
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  3,375 3,386
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50  10,020 11,533
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  3,625 4,167
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/52  3,000 2,966
Montgomery County, Series A, GO, 3.00%, 11/1/37  5,365 5,020
Montgomery County, Series A, GO, 4.00%, 8/1/41  3,000 3,098
Montgomery County, Series E, GO, VRDN, 3.15%, 11/1/37  1,600 1,600
Montgomery County Housing Opportunities Commission,
Series C, 2.85%, 1/1/51  4,195 3,165
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/43  1,500 1,665
Montgomery County Housing Opportunities Commission,
Series C, 5.125%, 1/1/53  2,500 2,736
Montgomery County Housing Opportunities Commission,
Series C, 5.50%, 1/1/48  2,500 2,859
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/58  3,915 4,483
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/63  8,000 9,129
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  3,100 3,100
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  500 508
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,000 1,011
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  1,700 1,662

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 2.25%, 6/1/41  8,000 6,279
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/53  4,120 4,150
153,918
MASSACHUSETTS  0.8%
Massachusetts Commonwealth, Series C, GO, 3.00%, 3/1/47  4,000 3,343
Massachusetts Dev. Fin. Agency, Linden Ponds Fac., 5.00%,
11/15/28 (1) 1,240 1,293
Massachusetts HEFA, Massachusetts Institute of Technology,
Series K, 5.50%, 7/1/32  10,000 12,037
Massachusetts Housing Fin. Agency, Series A-1, 4.70%,
12/1/49  800 818
Massachusetts Housing Fin. Agency, Series A-1, 4.80%,
12/1/54  1,500 1,538
19,029
MICHIGAN  1.9%
Detroit, GO, 5.00%, 4/1/28  850 898
Detroit, GO, 5.00%, 4/1/29  150 158
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/40  1,050 1,039
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/42  2,100 2,037
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/47  8,340 9,196
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/47  7,000 7,719
Michigan Fin. Auth., Henry Ford Health System, Series A,
4.00%, 11/15/50  5,300 4,994
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/33  1,650 1,663
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/34  2,860 2,882
Michigan Fin. Auth., University of Detroit Mercy, 5.375%,
11/1/43  3,530 3,715
Michigan Fin. Auth., University of Detroit Mercy, 5.50%, 11/1/48  1,700 1,781
Michigan Trunk Line Revenue, Rebuilding Michigan Program,
5.50%, 11/15/49  2,500 2,858
Wayne County Airport Auth., Series A, 5.00%, 12/1/36  550 574
Wayne County Airport Auth., Series A, 5.00%, 12/1/42  1,300 1,342
Wayne County Airport Auth., Series G, 5.00%, 12/1/25  1,070 1,091
Wayne County Airport Auth., Series G, 5.00%, 12/1/28  3,795 3,855
45,802
MINNESOTA  0.7%
Minnesota Agricultural & Economic Dev. Board, 5.25%, 1/1/54  5,395 5,921
Minnesota Housing Fin. Agency, Series A, 2.90%, 1/1/45  1,280 1,005

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Minnesota Housing Fin. Agency, Series A, 6.25%, 1/1/54  2,500 2,729
Minnesota Housing Fin. Agency, Series L, 6.50%, 1/1/55  2,750 3,130
Minnesota Housing Fin. Agency, Series O, 6.25%, 1/1/55  2,500 2,829
15,614
MISSOURI  2.0%
Kansas City IDA, Downtown Redev., Series A, 5.00%, 9/1/31  4,480 4,487
Kansas City IDA, Downtown Redev., Series A, 5.50%, 9/1/26  7,000 7,060
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/48  3,000 3,055
Missouri HEFA, Lutheran Senior Services Project, Series A,
5.25%, 2/1/48  2,000 2,111
Missouri HEFA, Lutheran Senior Services Project, Series A,
5.25%, 2/1/54  1,250 1,308
Missouri HEFA, Mercy Health, 3.00%, 6/1/53  4,000 3,074
Missouri HEFA, Mercy Health, Series C, 5.00%, 11/15/47  4,000 4,101
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/34  5,400 5,517
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/35  7,595 7,752
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,545 1,538
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  1,000 1,015
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  3,850 3,862
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  1,050 1,013
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  100 95
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  895 820
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  800 682
47,490
NEBRASKA  0.1%
Nebraska Investment Fin. Auth., Series E, 5.00%, 3/1/49  2,750 2,859
2,859
NEVADA  1.4%
Clark County School Dist., Series A, GO, 4.00%, 6/15/38 (2) 1,275 1,303
Clark County School Dist., Series A, GO, 4.00%, 6/15/40 (2) 1,425 1,445
Las Vegas Convention & Visitors Auth., Series A, 5.00%, 7/1/49  8,800 9,470
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  12,485 13,044
Reno, Retrac-Reno Transportation, 5.00%, 6/1/48  6,750 6,997
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (1) 4,000 607
32,866
NEW HAMPSHIRE  0.8%
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  5,457 5,538

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New Hampshire Business Fin. Auth., Series 2023-2, Class A,
3.875%, 1/20/38  2,671 2,582
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  2,567 2,449
New Hampshire Business Fin. Auth., Series A, 4.00%, 7/1/51  3,920 3,917
New Hampshire Business Fin. Auth., Univ. of Nevada Reno
Project, Series A, 5.25%, 6/1/51 (4) 5,000 5,439
19,925
NEW JERSEY  4.9%
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (2) 6,105 6,516
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 4.00%, 6/15/29 (1) 440 440
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/39 (1) 1,000 1,007
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/49 (1) 3,455 3,467
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/35  1,000 1,000
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  4,765 4,569
New Jersey EFA, Princeton Univ., Series B, 5.25%, 3/1/54  12,775 14,506
New Jersey HCFFA, Barnabas Health, 3.00%, 7/1/51  10,115 8,245
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  5,500 5,649
New Jersey Institute of Technology, Series A, 5.00%, 7/1/45  11,500 11,571
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46
(Prerefunded 12/15/32) (9) 700 821
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/39  3,000 3,042
New Jersey Transportation Trust Fund Auth., Series AA, 4.00%,
6/15/45  5,000 4,986
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/37  2,175 2,419
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/42  14,775 16,531
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/44  6,000 6,263
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/46  2,275 2,479
New Jersey Transportation Trust Fund Auth., Series BB, 5.25%,
6/15/50  6,325 6,980
New Jersey Transportation Trust Fund Auth., Unrefunded
Balance, 5.25%, 6/15/46  670 738
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  8,575 9,538

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Tobacco Settlement Fin., Series A, 5.00%, 6/1/27  335 349
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  4,285 4,413
115,529
NEW YORK  7.7%
Dormitory Auth. of the State of New York, Series A, 3.00%,
3/15/41  2,465 2,234
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/47  10,000 10,014
Dormitory Auth. of the State of New York, Series A, 5.25%,
3/15/52  1,900 2,111
Dormitory Auth. of the State of New York, Columbia Univ.,
Series A, 5.00%, 10/1/47  2,000 2,415
Dormitory Auth. of the State of New York, Cornell Univ.,
Series A, 5.50%, 7/1/54  10,125 11,610
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/50  6,500 6,064
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 4.00%, 3/15/49  2,000 1,996
Dormitory Auth. of the State of New York, White Plains Hosp.
Obligated Group, 5.50%, 10/1/54 (11) 8,825 9,883
Empire State Dev., Group 3, Series A, 4.00%, 3/15/45  8,500 8,531
Metropolitan Transportation Auth., Series B, 5.25%,
11/15/26 (2) 10,000 10,490
New York City, Series B-1, GO, 5.00%, 10/1/38  1,500 1,572
New York City, Series D-1, GO, 5.50%, 5/1/45  1,250 1,405
New York City, Series D-1, GO, 5.50%, 5/1/46  1,625 1,821
New York City, Series J, GO, 5.00%, 8/1/31  5 5
New York City Housing Dev., 3.05%, 5/1/50  2,000 1,623
New York City Housing Dev., Series A, 2.80%, 2/1/50  2,000 1,498
New York City Housing Dev., Series I-1, 2.65%, 11/1/50  2,530 1,830
New York City Ind. Dev. Agency, Queens Baseball Stadium
Project, Series A, 3.00%, 1/1/46 (2) 2,600 2,142
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/49  2,250 2,482
New York City Municipal Water Fin. Auth., Series AA-2, 5.25%,
6/15/52  2,850 3,143
New York City Municipal Water Fin. Auth., Series CC-1, 4.00%,
6/15/33  7,000 7,125
New York City Municipal Water Fin. Auth., Series CC-1, 5.25%,
6/15/54  3,750 4,188
New York City Municipal Water Fin. Auth., Series DD, 4.125%,
6/15/46  3,500 3,549
New York City Transitional Fin. Auth., Series C, 5.50%, 5/1/43  2,980 3,460
New York City Transitional Fin. Auth., Series C, 5.50%, 5/1/44  3,460 4,006
New York City Transitional Fin. Auth., Series F-1, 5.25%, 2/1/53  5,840 6,500

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Series G-1, 5.00%, 5/1/52  5,745 6,278
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45  3,975 4,171
New York City Transitional Fin. Auth., Future Tax, Series C-1,
5.00%, 5/1/47  4,000 4,417
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, 4.00%, 11/1/36  500 520
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series C, 4.00%, 5/1/44  2,295 2,307
New York Liberty Dev., 1 World Trade Center, Series 1WTC,
2.25%, 2/15/41  5,500 3,999
New York State Housing Fin. Agency, Series L-2, 0.75%,
11/1/25  3,255 3,148
New York State Housing Fin. Agency, Series M-2, 0.75%,
11/1/25  135 131
New York State Thruway Auth., Series A, 5.25%, 1/1/56  2,215 2,246
New York State Thruway Auth., Series A-1, 3.00%, 3/15/50  7,400 5,986
New York State Thruway Auth., Series B, 4.00%, 1/1/38  4,250 4,331
New York State Thruway Auth., Series B, 4.00%, 1/1/40 (2) 22,055 22,359
Suffolk County Water Auth., Series B, 3.00%, 6/1/45  2,000 1,741
Triborough Bridge & Tunnel Auth., Series C, 5.25%, 5/15/52  6,170 6,759
Troy Capital Resource, Rensselaer Polytechnic Institute,
5.00%, 9/1/28  1,000 1,067
181,157
NORTH CAROLINA  3.1%
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare
System, Series C, VRDN, 3.20%, 1/15/37  1,100 1,100
North Carolina Housing Fin. Agency, 5.00%, 7/1/47  1,940 2,007
North Carolina Housing Fin. Agency, Series 53-A, 6.25%,
1/1/55  4,700 5,160
North Carolina Housing Fin. Agency, Series 54-A, 6.25%,
1/1/55  2,500 2,813
North Carolina Housing Fin. Agency, Series A, 4.70%, 7/1/50  3,750 3,820
North Carolina Turnpike Auth., 5.00%, 1/1/27 (2) 1,000 1,043
North Carolina Turnpike Auth., 5.00%, 1/1/31 (2) 1,000 1,035
North Carolina Turnpike Auth., 5.00%, 1/1/40  14,735 15,412
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/47  4,655 4,715
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/51  3,100 3,123
North Carolina Turnpike Auth., Triangle Expressway, 4.00%,
1/1/55  6,265 5,810
North Carolina Turnpike Auth., Triangle Expressway, Series A,
5.00%, 1/1/58 (2) 20,000 21,541
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., 5.00%, 2/1/45  1,440 1,679

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., 5.00%, 2/1/49  3,875 4,514
73,772
OHIO  3.1%
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/38  2,000 1,987
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/39  2,500 2,464
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  15,420 14,118
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  8,750 8,947
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  4,315 4,408
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/38  1,600 1,633
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/40  1,430 1,449
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/46  6,000 6,351
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  6,750 7,112
Hamilton County, Cincinnati Children's Hosp., Series CC,
5.00%, 11/15/49  14,830 17,141
Ohio Housing Fin. Agency, Series A, 6.25%, 3/1/55  2,500 2,752
Ohio Housing Fin. Agency, Series C, 7.50%, 3/1/49  2,500 3,172
Port of Greater Cincinnati Dev. Auth., Duke Energy Convention
Center Project, Series B, 4.375%, 12/1/58 (2) 2,770 2,829
74,363
OKLAHOMA  1.1%
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  1,500 1,543
Oklahoma Turnpike Auth., Senior, 4.50%, 1/1/53  3,425 3,540
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  14,390 16,028
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,975 1,999
Univ. of Oklahoma, Series A, 4.125%, 7/1/54 (4) 1,000 1,017
Univ. of Oklahoma, Series A, 5.00%, 7/1/54 (4) 1,215 1,316
25,443
PENNSYLVANIA  2.7%
Bucks County Water & Sewer Auth., Series A, 5.25%,
12/1/47 (2) 2,175 2,403
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40 (1) 2,105 1,947
Delaware Valley Regional Fin. Auth., Series B, VRDN, 3.15%,
9/1/59  1,500 1,500
Montgomery County IDA, Series A, VRDN, 4.10%, 4/1/53
(Tender 4/3/28)  3,275 3,366

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Northampton County General Purpose Auth., Lafayette College,
5.00%, 11/1/47  4,670 4,815
Pennsylvania HEFA, Thomas Jefferson Univ., Series D-1,
VRDN, 3.15%, 11/1/61  1,900 1,900
Pennsylvania Housing Fin. Agency, Series 144A, 6.00%,
10/1/54  3,315 3,617
Pennsylvania Housing Fin. Agency, Series 145A, 6.00%,
10/1/54  1,925 2,109
Pennsylvania Housing Fin. Agency, Series 147A, 6.25%,
10/1/54 (8) 3,500 3,915
Philadelphia IDA, Saint Joseph's Univ., 4.00%, 11/1/45  5,000 4,834
Philadelphia IDA, Temple Univ., 1st Series 2016, 5.00%, 4/1/29  4,000 4,022
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/34  1,825 1,833
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/35  8,500 8,537
Philadelphia IDA, The Children’s Hosp. of Philadelphia Project,
Series A, 5.50%, 7/1/53  3,850 4,365
Philadelphia School Dist., Series A, GO, 5.00%, 9/1/44  9,300 9,834
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/33 (2) 5,000 5,159
64,156
PUERTO RICO  4.6%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 10,437 6,445
Puerto Rico Commonwealth, GO, VR, 11/1/51 (12) 15,690 10,002
Puerto Rico Commonwealth, GO, VR, 11/1/51 (12) 10,633 5,675
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (1) 1,490 1,437
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (1) 5,000 5,301
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (1) 1,000 1,067
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (1) 2,000 2,106
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (1) 1,070 1,121
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,852 1,281
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  1,294 1,279
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  2,756 2,704
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  1,814 1,834
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,588 1,662

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,563 1,686
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (7)
(13) 60 31
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (7)(13) 100 52
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (7)(13) 810 423
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (7)(13) 225 118
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (7)
(13) 290 152
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (7)
(13) 1,105 580
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (7)
(13) 370 193
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (7)
(13) 450 235
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (7)
(13) 2,640 1,379
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (7)
(13) 380 199
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (7)
(13) 990 517
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (7)
(13) 280 146
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (7)
(13) 240 126
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (7)
(13) 100 52
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (7)
(13) 275 144
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (7)
(13) 215 112
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (7)
(13) 70 37
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (7)
(13) 120 63
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (7)
(13) 95 50
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (7)
(13) 890 467
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (7)
(13) 200 105
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (7)
(13) 100 53

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,555 1,560
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  18,872 18,880
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  7,194 7,223
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  2,600 2,361
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  5,800 4,875
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  10,102 7,197
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  20,000 6,739
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  5,466 5,457
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  4,488 4,495
107,621
RHODE ISLAND  0.1%
Central Falls Detention Fac., 7.25%, 7/15/35 (5)(7) 4,915 1,917
1,917
SOUTH CAROLINA  0.9%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32 (7) 5,404 3,250
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42 (7) 11,920 3,602
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51 (7) 14,899 2,100
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32 (7) 1,318 594
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51 (7) 10,109 991
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51 (7) 1,356 60
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  2,325 2,373
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  2,000 2,096
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/37  5,000 5,215
20,281
SOUTH DAKOTA  0.7%
South Dakota HEFA, Avera Health, Series A, 4.25%, 7/1/49  5,000 5,043
South Dakota HEFA, Avera Health, Series A, 5.25%, 7/1/54  11,125 12,286
17,329
TENNESSEE  1.5%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/35  1,725 1,806

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/37  4,000 4,180
Knox County Health Ed. & Housing Fac. Board, Series B-1,
5.25%, 7/1/64 (4) 1,800 1,903
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, The Vanderbilt Univ., 5.00%, 10/1/54  10,350 11,387
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  2,675 2,733
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  7,265 7,399
Metropolitan Nashville Airport Auth., Series A, 4.00%, 7/1/49  1,400 1,397
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/52  3,550 3,807
34,612
TEXAS  7.2%
Austin Airport, Series A, 5.00%, 11/15/41  6,845 6,975
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  2,600 2,634
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  1,400 1,413
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/25  1,030 1,030
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/26  600 599
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  1,000 1,001
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  520 521
Board of Regents of the Univ. of Texas System, Series A,
3.50%, 8/15/50  2,500 2,225
Board of Regents of the Univ. of Texas System, Series B,
4.00%, 8/15/54  1,700 1,702
Board of Regents of the Univ. of Texas System, Series B,
5.00%, 8/15/49  8,000 9,465
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/37  295 319
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/38  800 863
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/39  775 832
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/39  1,250 1,394
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/41  1,500 1,657
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/41  2,750 3,060
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/42  1,000 1,109
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/43  1,500 1,609
Fort Bend County IDC, NRG Energy, Series A, 4.75%, 5/1/38  3,000 3,001
Harris County, Series A, GO, 5.00%, 9/15/48  1,500 1,628

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Harris County Cultural Ed. Fac. Fin., Houston Methodist Hosp.,
5.00%, 12/1/45  7,000 7,030
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/49  5,000 4,973
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/54  4,225 4,160
Houston Airport, Series D, 5.00%, 7/1/35  6,380 6,742
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  2,600 2,601
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  2,400 2,410
Kilgore Independent School Dist., Series 2022, GO, 3.00%,
2/15/40  4,590 4,163
Kilgore Independent School Dist., Series 2022, GO, 3.00%,
2/15/41  4,000 3,589
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/30 (Prerefunded 4/1/25) (9) 300 302
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25) (9) 3,310 3,329
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  750 750
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,000 972
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  2,255 2,143
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/39  6,110 6,203
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/43  2,750 2,861
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/48  12,500 12,948
North Texas Tollway Auth., Second Tier, Series B, 3.00%,
1/1/51 (4) 6,700 5,371
Tarrant County Cultural Ed. Fac. Fin., Series E, VRDN, 5.00%,
11/15/52 (Tender 5/15/26)  1,800 1,840
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  1,000 1,015
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/31  1,835 1,860
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  1,700 1,715
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  2,650 2,664
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  5,395 5,396
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior High School, Series A, 5.00%, 11/15/45 (7)(14) 2,962 —
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/41  4,240 4,325
Texas IDC, NRG Energy, Series 2012, 4.125%, 12/1/45  3,670 3,380
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  3,445 3,533

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch,
Senior Lien, Series A, 5.25%, 12/15/25  1,000 1,016
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30  2,500 2,672
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  11,475 12,456
Texas Private Activity Bond Surface Transportation, LBJ
Infrastructure Group, 4.00%, 12/31/36  5,500 5,547
Texas Transportation Commission, First Tier Toll, State
Highway, 5.00%, 8/1/57  7,760 7,953
168,956
UTAH  0.5%
Intermountain Power Agency, Series A, 5.00%, 7/1/38  7,000 7,773
Salt Lake City Airport, Series B, 5.00%, 7/1/42  1,000 1,029
Utah Transit Auth., Senior Lien, 5.00%, 6/15/42  3,500 3,960
12,762
VIRGINIA  5.4%
Alexandria, Series A, GO, 2.00%, 12/15/38  3,000 2,316
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  8,500 8,081
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  5,000 5,410
Chesterfield County Economic Dev. Auth., Mobility Projects,
5.00%, 4/1/48  5,000 5,510
Fairfax County, Series A, GO, 2.00%, 10/1/40  8,625 6,493
Fairfax County Economic Dev. Auth., Silver Line Phase I
Project, 4.00%, 4/1/33  8,955 9,050
Fairfax County IDA, Inova Health System, 4.00%, 5/15/42  7,100 7,177
Harrisonburg, Series A, GO, 2.00%, 7/15/41  5,145 3,684
Isle Wight County IDA, Riverside Health System, 4.75%,
7/1/53 (2) 5,000 5,273
Loudoun County Economic Dev. Auth., Howard Hughes
Medical, Zero Coupon, 7/1/49  14,715 5,018
Richmond, Series C, GO, 3.50%, 3/1/49  5,000 4,698
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  7,745 8,908
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  1,000 1,021
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  2,900 2,954
Virginia College Building Auth., Series A, 4.00%, 9/1/45  4,980 5,018
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/43  5,000 5,074
Virginia College Building Auth., Univ. of Richmond, 5.00%,
3/1/49  4,600 5,067

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Virginia College Building Auth., Univ. of Richmond, 5.00%,
3/1/54  9,050 9,890
Virginia Commonwealth Transportation Board, Capital Projects,
3.00%, 5/15/29  3,895 3,883
Virginia HDA, Series C, 4.90%, 12/1/59  1,270 1,308
Virginia Housing Dev. Auth., Series F, 5.40%, 11/1/63  10,000 10,600
Virginia Housing Dev. Auth., Series G, 5.375%, 11/1/64  5,000 5,263
Virginia Housing Dev. Auth., Series K, 2.55%, 12/1/46  4,090 3,028
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 5.25%, 7/1/53 (2) 3,300 3,615
128,339
WASHINGTON  1.7%
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/46  4,000 4,759
Energy Northwest, Columbia Generating Station, Series A,
4.00%, 7/1/42  6,065 6,157
Washington Convention & Sports Auth., Series C, GO, 5.00%,
2/1/44  10,565 11,426
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  2,500 2,563
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court Portfolio, 5.00%, 7/1/54  2,655 2,770
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court Portfolio, 5.50%, 7/1/59  2,605 2,817
Washington State Housing Fin. Commission, Social Certificate,
Series 2023-1, Class A, 3.375%, 4/20/37  9,913 9,071
39,563
WEST VIRGINIA  0.0%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (1) 425 434
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (1) 425 435
869
WISCONSIN  0.4%
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series B, 6.00%, 3/1/55  3,125 3,422
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series C, 3.00%, 9/1/52  2,500 2,454
Wisconsin PFA, Searstone CCRC Project, Series A, 5.00%,
6/1/37 (1) 4,000 4,133
10,009
Total Municipal Securities (Cost $2,307,715) 2,339,145

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.1%
Freddie Mac Multifamily ML Certificates, Series 2021-ML10,
Class ACA, 2.046%, 6/25/38  3,518 2,839
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $3,613) 2,839
Total Investments in Securities  99.3%
(Cost $2,311,328) $ 2,341,984
Other Assets Less Liabilities 0.7% 17,696
Net Assets 100.0% $ 2,359,680
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $75,990 and represents 3.2% of net assets.
(2) Insured by Assured Guaranty Municipal Corporation
(3) Escrowed to maturity
(4) Insured by Build America Mutual Assurance Company
(5) Security is in default or has failed to make a scheduled interest and/or principal payment.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Non-income producing
(8) When-issued security
(9) Prerefunded date is used in determining portfolio maturity.
(10) Insured by National Public Finance Guarantee Corporation
(11) Insured by Assured Guaranty Corporation
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation

T. ROWE PRICE Tax-Free Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SPMUV7DY S&P Municipal 7 Day High Grade Yield
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free Income Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Tax-Free Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Tax-Free Income Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On November 30, 2024 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F45-054Q3 11/24